Securities Act Registration No. 33-37426
Investment Company Act Reg. No. 811-06194

SECURITIES AND EXCHANGE COMMISSION
Washington D.C.  20549
______________________________
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 47	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 48 ☒ (Check appropriate box or boxes.) ___________________________________

UTC NORTH AMERICAN FUND, INC. (Exact Name of Registrant as Specified in Charter)

UTC North American Fund, Inc. c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (ZIP Code)

(800) 368-3322 (Registrant's Telephone Number, including Area Code)
CSC-Lawyers Incorporating Service Company 7 St. Paul Street, Suite 820 Baltimore, MD 21202 (Name and Address of Agent for Service)
Copies to:
Jeffery R. Atkin, Esq. Foley & Lardner LLP 555 S. Flower St., Suite 3500 Los Angeles, CA 90071	Peter D. Fetzer, Esq. Foley & Lardner LLP 777 East Wisconsin Avenue Milwaukee, WI 53202

Approximate Date of Proposed Public Offering:  As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing become effective (check appropriate box):

☒ immediately upon filing pursuant to paragraph (b)
☐ on (dated) pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ on (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)
☐ on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment (“PEA”) No. 47 to the Registration Statement of UTC North American Fund, Inc. (the “Company”) on Form N-1A hereby incorporates Parts A, B and C from the Company’s PEA No. 46 on Form N-1A filed April 27, 2018 (effective that same day).  This PEA No. 47 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 46 to the Company’s Registration Statement.

C-1

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amended Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, on the 8th day of May, 2018.

UTC NORTH AMERICAN FUND, INC.
By: /s/ Amoy Van Lowe
Amoy Van Lowe, President

Pursuant to the requirements of the Securities Act of 1933, this Amended Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

NAME	TITLE	DATE
/s/ Amoy Van Lowe Amoy Van Lowe	President, Chief Executive Officer and Acting Treasurer and Chief Financial Officer	May 8, 2018
Ian Chinapoo+	Director	*
Douglas Camacho+	Director	*
Dionne Hosten+	Director	*
Lucille Mair+	Director	*
Ajatta Mediratta+	Director	*
L. Dominic Rampersad+	Director	*
Leon W. Thomas+	Director	*

+By: /s/ Jeffery R. Atkin
Jeffery R. Atkin
Attorney-in-fact*

*Signature is affixed as of May 8, 2018. Powers of attorneys previously filed as exhibits.

Signature Page

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE

Index